Other Liabilities, Provisions, Contingencies and Commitments - Other Current Financial Liabilities (Detail) $ in Millions, $ in Millions		Dec. 31, 2019 MXN ($)		Dec. 31, 2019 USD ($)	[3]	Dec. 31, 2018 MXN ($)
Disclosure of financial liabilities [abstract]
Sundry creditors		$ 11,509				$ 8,489
Derivative financial instruments (see Note 21)		848				384
Other notes payable	[1]	11,294
Others		4				20
Total		$ 23,655	[2]	$ 1,254		$ 8,893

[1]	Related to Socofar’s put option exercized on December 13, 2019.
[2]	The Company initially adopted IFRS 16 at January 1st, 2019 using the modified retrospectively approach under which the comparative information is not restated. – See Note 2.4.1
[3]	Convenience translation to U.S. dollars ($) – See Note 2.2.3